STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details Narrative
Common shares sold and issued for cash, shares	1,559,615
Proceeds from issuance of common stock	$ 670,000	$ 363,993	$ 730,000	$ 100,000
Common shares issued			8,135,141	4,312,500
Common shares issued for cash, shares			1,930,188	377,359
Common shares issued for cash, amount			$ 730,000	$ 100,000
Common shares issued for a debt reduction, shares			4,190,522
Common shares issued for a debt reduction, amount			$ 2,640,243
Common shares issued for services, shares			1,714,431	3,935,141
Common shares issued for services, amount			$ 616,888	$ 1,042,812
Stock option awards outstanding			97,500
Preferred stock, shares authorized	20,000,000		20,000,000	20,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, shares authorized	500,000,000		500,000,000	500,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	31,425,021		27,797,950	27,797,950
Common stock, shares outstanding	31,425,021		27,797,950	27,797,950